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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-5950

Money Market Obligations Trust

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of reporting period:     July 1, 2004 to June 30, 2005

Item 1.  Proxy Voting Record.
Alabama Municipal Cash Trust	Maryland Municipal Cash Trust
Arizona Municipal Cash Trust	Massachusetts Municipal Cash Trust
Automated Cash Management Trust	Michigan Municipal Cash Trust
Automated Government Cash Reserves	Minnesota Municipal Cash Trust
Automated Government Money Trust	Money Market Management
Automated Treasury Cash Reserves	Money Market Trust
California Municipal Cash Trust	Municipal Obligations Fund
Connecticut Municipal Cash Trust	New Jersey Municipal Cash Trust
Federated Capital Reserves Fund	New York Municipal Cash Trust
Federated Government Reserves Fund	North Carolina Municipal Cash Trust
Federated Master Trust	Ohio Municipal Cash Trust
Federated Municipal Trust	Pennsylvania Municipal Cash Trust
Federated Short-Term U.S. Government Trust	Prime Cash Obligations Fund
Federated Tax-Free Trust	Prime Management Obligations Fund
Florida Municipal Cash Trust	Prime Obligations Fund
Georgia Municipal Cash Trust	Prime Value Obligations Fund
Government Obligations Fund	Tax-Free Instruments Trust
Government Obligations Tax-Managed Fund	Tax-Free Obligations Fund
Liberty U.S. Government Money Market Trust	Treasury Obligations Fund
Liquid Cash Trust	Trust for Government Cash Reserves
Trust for Short-Term U.S. Government Securities	Trust for U.S. Treasury Obligations
U.S. Treasury Cash Reserves	Virginia Municipal Cash Trust

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Money Market Obligations Trust
By (Signature and Title)	/s/ J. Christopher Donahue President - Principal Executive Officer

Insert printed name and title of signing officer    J. Christopher Donahue, President - Principal Executive Officer

Date   August 30, 2005